Concentration in Deposits (FY) (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk [Line Items]
Deposits	$ 1,716,657,567	$ 1,438,582,719	$ 907,065,171
Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Deposits		$ 116,121,000	$ 60,153,000